Calvert
International Opportunities Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Australia — 5.1%
Bapcor, Ltd.	543,152	$ 3,461,023
BlueScope Steel, Ltd.	102,795	1,689,100
carsales.com, Ltd.	304,803	4,513,840
Dexus	447,432	3,566,799
Magellan Financial Group, Ltd.(1)	57,038	2,303,632
Steadfast Group, Ltd.	1,065,766	3,513,569
WiseTech Global, Ltd.	268,468	6,415,486
		$ 25,463,449
Austria — 1.3%
ams AG(2)	146,815	$2,949,410
BAWAG Group AG(3)	62,514	3,329,056
		$6,278,466
Belgium — 2.3%
KBC Group NV	45,477	$3,472,228
VGP NV(1)	22,774	4,494,176
Xior Student Housing NV	53,565	3,224,863
		$11,191,267
Canada — 2.7%
Agnico Eagle Mines, Ltd.	23,642	$1,429,658
ATS Automation Tooling Systems, Inc.(2)	140,436	4,030,907
BRP, Inc.	34,384	2,690,584
CAE, Inc.(2)	103,759	3,195,804
Lundin Mining Corp.	221,118	1,994,272
		$13,341,225
China — 0.8%
China Meidong Auto Holdings, Ltd.	769,782	$4,193,654
		$4,193,654
Finland — 0.5%
Musti Group Oyj	67,435	$2,495,802
		$2,495,802
France — 0.7%
Rubis SCA	81,410	$3,622,387
		$3,622,387
Germany — 3.2%
Jenoptik AG	91,280	$2,498,022
LEG Immobilien SE	28,511	4,104,352
Norma Group SE	126,886	6,502,686
TeamViewer AG(2)(3)	73,558	2,762,613
		$15,867,673
Security	Shares	Value
Ireland — 1.4%
Irish Residential Properties REIT PLC	1,792,544	$ 3,240,275
Kerry Group PLC, Class A	26,352	3,684,288
		$ 6,924,563
Italy — 7.2%
Amplifon SpA	125,751	$ 6,217,596
BFF Bank SpA(3)	599,514	6,009,701
DiaSorin SpA	17,829	3,373,526
FinecoBank Banca Fineco SpA(1)(2)	167,704	2,926,656
Interpump Group SpA	103,419	6,135,892
MARR SpA(2)	218,604	5,218,301
Moncler SpA	81,664	5,535,833
		$35,417,505
Japan — 25.0%
Asahi Co., Ltd.	147,242	$1,899,537
Chiba Bank, Ltd. (The)	505,382	3,054,525
en Japan, Inc.	165,400	5,872,842
FP Corp.	125,660	4,657,910
Fukuoka Financial Group, Inc.	158,608	2,777,881
Itochu Techno-Solutions Corp.	163,010	5,042,832
J. Front Retailing Co., Ltd.	411,083	3,656,629
Japan Lifeline Co., Ltd.	206,333	2,509,089
Kewpie Corp.	100,733	2,260,804
Kose Corp.	23,461	3,685,654
K's Holdings Corp.	402,305	4,623,409
Kuraray Co., Ltd.(1)	458,540	4,406,006
Kyoritsu Maintenance Co., Ltd.	109,978	3,582,499
LaSalle Logiport REIT	1,905	3,212,329
Lion Corp.(1)	221,506	3,754,668
Makita Corp.	57,385	2,702,093
Mitsui Fudosan Logistics Park, Inc.	648	3,450,900
Miura Co., Ltd.	120,186	5,218,829
Morinaga & Co., Ltd.	128,470	4,108,685
Nabtesco Corp.(1)	140,163	5,287,940
Nohmi Bosai, Ltd.	283,980	5,355,911
Nomura Co., Ltd.	635,684	5,465,125
OSG Corp.	209,722	3,640,262
Penta-Ocean Construction Co., Ltd.	709,495	4,943,910
Sakata Seed Corp.	95,937	3,149,554
Sankyu, Inc.	109,832	4,772,841
Ship Healthcare Holdings, Inc.	213,654	4,992,122
Sumco Corp.(1)	243,128	5,955,677
Tosei Corp.	423,000	4,081,790
Yamaha Corp.	100,262	5,442,966
		$123,565,219

Calvert
International Opportunities Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Luxembourg — 0.3%
APERAM S.A.	34,076	$ 1,750,009
		$ 1,750,009
Netherlands — 5.3%
Aalberts NV	114,994	$ 6,193,536
BE Semiconductor Industries NV	38,367	3,269,550
Euronext NV(3)	55,316	6,017,734
IMCD NV	44,518	7,093,271
NN Group NV	73,465	3,470,437
		$26,044,528
New Zealand — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	144,851	$3,151,147
		$3,151,147
Norway — 1.2%
SmartCraft ASA(2)	1,471,849	$3,607,762
SpareBank 1 SR-Bank ASA	162,393	2,145,073
		$5,752,835
Portugal — 0.4%
NOS SGPS S.A.	549,874	$1,925,156
		$1,925,156
Singapore — 1.2%
Frasers Logistics & Commercial Trust	2,328,700	$2,496,534
XP Power, Ltd.	43,932	3,391,399
		$5,887,933
Spain — 1.4%
Acciona S.A.	16,913	$2,554,338
Inmobiliaria Colonial Socimi S.A.	450,470	4,549,358
		$7,103,696
Sweden — 5.5%
AddTech AB	341,629	$5,671,042
Autoliv, Inc.	42,645	4,168,975
Boliden AB	73,974	2,846,481
Bravida Holding AB(3)	331,460	4,797,993
Indutrade AB	199,743	5,113,524
Lagercrantz Group AB, Class B	408,666	4,444,782
		$27,042,797
Switzerland — 7.0%
Belimo Holding AG	5,899	$2,701,539
Bossard Holding AG, Class A	14,376	4,393,224
Cembra Money Bank AG	24,599	2,759,778
Galenica AG(3)	62,824	4,435,335
Security	Shares	Value
Switzerland (continued)
Logitech International S.A.	46,094	$ 5,597,765
PolyPeptide Group AG(2)(3)	21,851	2,016,834
Sika AG(1)	8,178	2,679,421
Straumann Holding AG	3,931	6,270,117
VZ Holding AG	41,852	3,543,841
		$ 34,397,854
United Kingdom — 23.1%
Abcam PLC(2)	190,134	$ 3,635,942
Ashtead Group PLC	113,026	8,401,028
Avast PLC(3)	827,305	5,608,643
Bellway PLC	66,078	2,960,375
Bodycote PLC	332,463	3,895,095
Capital & Counties Properties PLC	1,475,269	3,295,929
Compass Group PLC(2)	105,049	2,213,163
Cranswick PLC	101,346	5,575,587
Dechra Pharmaceuticals PLC	82,462	4,987,348
Diploma PLC	162,458	6,535,398
Games Workshop Group PLC	44,454	7,010,528
Greggs PLC(2)	155,881	5,610,919
Halma PLC	133,555	4,975,622
Howden Joinery Group PLC	578,730	6,544,835
InterContinental Hotels Group PLC(2)	46,762	3,116,714
Intermediate Capital Group PLC	101,915	2,997,640
JTC PLC(3)	606,526	5,157,290
Judges Scientific PLC	58,607	4,658,565
Nomad Foods, Ltd.(2)	231,227	6,536,787
RWS Holdings PLC	804,237	6,271,782
St. James's Place PLC	256,658	5,247,810
Volution Group PLC	1,142,507	6,624,356
Watches of Switzerland Group PLC(2)(3)	228,527	2,642,537
		$114,503,893
Total Common Stocks (identified cost $371,725,623)		$475,921,058

Exchange-Traded Funds — 1.8%

Security	Shares	Value
Equity Exchange-Traded Funds — 1.8%
iShares MSCI Hong Kong ETF	73,771	$ 1,971,161
iShares MSCI Singapore ETF	85,912	1,996,595
Vanguard MSCI Australian Small Companies Index ETF	89,621	4,731,276
Total Exchange-Traded Funds (identified cost $7,662,264)		$ 8,699,032

Calvert
International Opportunities Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$560	$ 548,811
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(5)(6)	111	105,119
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(5)(6)	142	128,488
Total High Social Impact Investments (identified cost $813,000)		$ 782,418

Short-Term Investments — 4.1%

Affiliated Fund — 3.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(7)	15,078,095	$ 15,078,095
Total Affiliated Fund (identified cost $15,078,095)		$ 15,078,095

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(8)	5,301,307	$ 5,301,307
Total Securities Lending Collateral (identified cost $5,301,307)		$ 5,301,307
Total Short-Term Investments (identified cost $20,379,402)		$ 20,379,402

Total Investments — 102.3% (identified cost $400,580,289)	$505,781,910
Other Assets, Less Liabilities — (2.3)%	$(11,270,709)
Net Assets — 100.0%	$494,511,201

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $24,004,862 and the total market value of the collateral received by the Fund was $25,606,686, comprised of cash of $5,301,307 and U.S. government and/or agencies securities of $20,305,379.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $42,777,736 or 8.7% of the Fund's net assets.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $782,418, which represents 0.2% of the net assets of the Fund as of June 30, 2021.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2021.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(8)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	28.3%
Consumer Discretionary	13.2
Financials	11.9
Information Technology	11.8
Health Care	8.4
Real Estate	8.0
Consumer Staples	7.7
Materials	4.3
Exchange-Traded Funds	1.8
Communication Services	1.3
Utilities	1.3
High Social Impact Investments	0.2
Total	98.2%

Calvert
International Opportunities Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$560,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	111,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	142,000
The Fund did not have any open derivative instruments at June 30, 2021.
At June 30, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $15,626,906, which represents 3.2% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes:
1.50%, 12/15/20(1)	$1,153,307	$ —	$ (1,159,184)	$ —	$ 5,877	$ —	$ 3,623	$ —
1.50%, 12/15/23(1)	—	560,000	—	—	(11,189)	548,811	4,573	560,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	3,486,807	97,498,590	(85,907,102)	(471)	271	15,078,095	3,515	15,078,095
Totals				$(471)	$ (5,041)	$15,626,906	$11,711

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$25,463,449	$ —	$25,463,449
Austria	—	6,278,466	—	6,278,466
Belgium	—	11,191,267	—	11,191,267
Canada	13,341,225	—	—	13,341,225
China	—	4,193,654	—	4,193,654
Finland	—	2,495,802	—	2,495,802
France	—	3,622,387	—	3,622,387
Germany	—	15,867,673	—	15,867,673
Ireland	—	6,924,563	—	6,924,563
Italy	—	35,417,505	—	35,417,505
Japan	—	123,565,219	—	123,565,219
Luxembourg	—	1,750,009	—	1,750,009
Netherlands	—	26,044,528	—	26,044,528

Calvert
International Opportunities Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
New Zealand	$ —	$3,151,147	$ —	$3,151,147
Norway	3,607,762	2,145,073	—	5,752,835
Portugal	—	1,925,156	—	1,925,156
Singapore	—	5,887,933	—	5,887,933
Spain	—	7,103,696	—	7,103,696
Sweden	4,168,975	22,873,822	—	27,042,797
Switzerland	2,016,834	32,381,020	—	34,397,854
United Kingdom	6,536,787	107,967,106	—	114,503,893
Total Common Stocks	$29,671,583	$446,249,475(1)	$ —	$475,921,058
Exchange-Traded Funds	$3,967,756	$4,731,276	$ —	$8,699,032
High Social Impact Investments	—	782,418	—	782,418
Short-Term Investments:
Affiliated Fund	—	15,078,095	—	15,078,095
Securities Lending Collateral	5,301,307	—	—	5,301,307
Total Investments	$38,940,646	$466,841,264	$ —	$505,781,910

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.